Segmented Information	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Segment Information

Note 23 - Segmented Information

The following is a summary of revenue and long-lived assets for the Company’s geographical segments:

	September 30, 2011	September 30, 2012	September 30, 2013
REVENUE
Canada	$187,356	$177,186	$180,412
United Kingdom	2,543	10,226	10,353
	$189,899	$187,412	$190,765

	September 30, 2012	September 30, 2013
LONG-LIVED ASSETS
Canada	$99,972	$88,210
United Kingdom	2,630	3,289
	$102,602	$91,499

Long-lived assets include property and equipment, intangible assets and goodwill.